Property, Plant, and Equipment - Reconciliation of the changes in the carrying amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	$ 5,822	$ 6,207
Property, plant and equipment, end of the period	5,320	5,822
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	13,398	13,395
Additions	480	486
Acquisitions	146	1
Disposals, property, plant and equipment	(79)	(5)
(Impairment) reversals (Note 7)	(589)	(81)
Retirements, property, plant and equipment	(121)	(58)
Increase (decrease) through net exchange differences, property, plant and equipment	(26)	(3)
Increase (decrease) through transfers, property, plant and equipment	45	(431)
Property, plant and equipment, end of the period	13,389	13,398
Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		13,395
Property, plant and equipment, end of the period
Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(7,576)	(7,188)
Disposals, property, plant and equipment	73	2
Retirements, property, plant and equipment	112	51
Increase (decrease) through net exchange differences, property, plant and equipment	(7)	(21)
Increase (decrease) through transfers, property, plant and equipment	71	(255)
Depreciation, property, plant and equipment	(614)	(717)
Property, plant and equipment, end of the period	(8,069)	(7,576)
Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(7,188)
Property, plant and equipment, end of the period
Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	96	91
Property, plant and equipment, end of the period	96	96
Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	96	91
Additions	0	0
Acquisitions	0	0
Disposals, property, plant and equipment	(1)	(2)
(Impairment) reversals (Note 7)	0	(9)
Retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	(1)
Increase (decrease) through transfers, property, plant and equipment	1	17
Property, plant and equipment, end of the period	96	96
Land | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		91
Property, plant and equipment, end of the period
Land | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals, property, plant and equipment	0	0
Retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment, end of the period	0	0
Land | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Land | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Renewable generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	2,176	2,290
Property, plant and equipment, end of the period	2,582	2,176
Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,592	3,574
Additions	0	0
Acquisitions	146	0
Disposals, property, plant and equipment	0	0
(Impairment) reversals (Note 7)	(15)	(2)
Retirements, property, plant and equipment	(15)	(7)
Increase (decrease) through net exchange differences, property, plant and equipment	3	(14)
Increase (decrease) through transfers, property, plant and equipment	303	33
Property, plant and equipment, end of the period	4,143	3,592
Renewable generation | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		3,574
Property, plant and equipment, end of the period
Renewable generation | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Renewable generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(1,416)	(1,284)
Disposals, property, plant and equipment	0	0
Retirements, property, plant and equipment	9	5
Increase (decrease) through net exchange differences, property, plant and equipment	0	(4)
Increase (decrease) through transfers, property, plant and equipment	0	0
Depreciation, property, plant and equipment	(154)	(141)
Property, plant and equipment, end of the period	(1,561)	(1,416)
Renewable generation | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(1,284)
Property, plant and equipment, end of the period
Renewable generation | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	1,877	2,036
Increase (decrease) through transfers, property, plant and equipment	200
Property, plant and equipment, end of the period	1,909	1,877
Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	3,935	4,073
Additions	0	0
Acquisitions	0	1
Disposals, property, plant and equipment	(2)	0
(Impairment) reversals (Note 7)	(2)	0
Retirements, property, plant and equipment	(57)	(47)
Increase (decrease) through net exchange differences, property, plant and equipment	(25)	45
Increase (decrease) through transfers, property, plant and equipment	232	(138)
Property, plant and equipment, end of the period	4,087	3,935
Gas generation | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		1,671
Property, plant and equipment, end of the period
Gas generation | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		2,402
Property, plant and equipment, end of the period
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(2,058)	(2,037)
Disposals, property, plant and equipment	1	0
Retirements, property, plant and equipment	55	43
Increase (decrease) through net exchange differences, property, plant and equipment	(8)	18
Increase (decrease) through transfers, property, plant and equipment	0	(212)
Depreciation, property, plant and equipment	(184)	(258)
Property, plant and equipment, end of the period	(2,178)	(2,058)
Gas generation | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(900)
Property, plant and equipment, end of the period
Gas generation | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		1,137
Property, plant and equipment, end of the period
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	968	1,241
Property, plant and equipment, end of the period	363	968
Energy Transition | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	4,901	4,940
Additions	0	0
Acquisitions	0	0
Disposals, property, plant and equipment	(74)	(1)
(Impairment) reversals (Note 7)	(468)	(69)
Retirements, property, plant and equipment	(49)	(3)
Increase (decrease) through net exchange differences, property, plant and equipment	2	(39)
Increase (decrease) through transfers, property, plant and equipment	201	(12)
Property, plant and equipment, end of the period	4,513	4,901
Energy Transition | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		7,342
Property, plant and equipment, end of the period
Energy Transition | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(2,402)
Property, plant and equipment, end of the period
Energy Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(3,933)	(3,699)
Disposals, property, plant and equipment	72	1
Retirements, property, plant and equipment	48	3
Increase (decrease) through net exchange differences, property, plant and equipment	2	(37)
Increase (decrease) through transfers, property, plant and equipment	71	(29)
Depreciation, property, plant and equipment	(264)	(304)
Property, plant and equipment, end of the period	(4,150)	(3,933)
Energy Transition | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(4,836)
Property, plant and equipment, end of the period
Energy Transition | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(1,137)
Property, plant and equipment, end of the period
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	495	228
Property, plant and equipment, end of the period	184	495
Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	495	228
Additions	478	478
Acquisitions	0	0
Disposals, property, plant and equipment	(2)	0
(Impairment) reversals (Note 7)	(91)	0
Retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Increase (decrease) through transfers, property, plant and equipment	(696)	(211)
Property, plant and equipment, end of the period	184	495
Assets under construction | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		228
Property, plant and equipment, end of the period
Assets under construction | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	0	0
Disposals, property, plant and equipment	0	0
Retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Increase (decrease) through transfers, property, plant and equipment	0	0
Depreciation, property, plant and equipment	0	0
Property, plant and equipment, end of the period	0	0
Assets under construction | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Assets under construction | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	210	321
Property, plant and equipment, end of the period	186	210
Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	379	489
Additions	2	8
Acquisitions	0	0
Disposals, property, plant and equipment	0	(2)
(Impairment) reversals (Note 7)	(13)	(1)
Retirements, property, plant and equipment	0	(1)
Increase (decrease) through net exchange differences, property, plant and equipment	(6)	6
Increase (decrease) through transfers, property, plant and equipment	4	(120)
Property, plant and equipment, end of the period	366	379
Capital spares and other | Gross carrying amount | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		489
Property, plant and equipment, end of the period
Capital spares and other | Gross carrying amount | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period	(169)	(168)
Disposals, property, plant and equipment	0	1
Retirements, property, plant and equipment	0	0
Increase (decrease) through net exchange differences, property, plant and equipment	(1)	2
Increase (decrease) through transfers, property, plant and equipment	0	(14)
Depreciation, property, plant and equipment	(12)	(14)
Property, plant and equipment, end of the period	(180)	(169)
Capital spares and other | Accumulated depreciation | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		(168)
Property, plant and equipment, end of the period
Capital spares and other | Accumulated depreciation | Revision of Prior Period, Reclassification, Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning of the period		0
Property, plant and equipment, end of the period
Decommissioning and restoration | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	135	94
Decommissioning and restoration | Land | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	0	0
Decommissioning and restoration | Renewable generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	129	8
Decommissioning and restoration | Gas generation | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	6	1
Decommissioning and restoration | Energy Transition | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	0	85
Decommissioning and restoration | Assets under construction | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	0	0
Decommissioning and restoration | Capital spares and other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through other changes, property, plant and equipment	$ 0	$ 0